BORROWINGS (Parenthetical) (Details)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Bank of Communications [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		6.41%	5.87%
Debt Instrument, Maturity Date		Nov. 18, 2017	May 18, 2017
Shanghai Pudong Development Bank [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.18%
Debt Instrument, Maturity Date	Dec. 08, 2017
Beijing Agriculture Finance Leasing, LLC. [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Maturity Date	Dec. 29, 2020